PROPERTY, PLANT AND EQUIPMENT (Details) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Nov. 30, 2019	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Oct. 23, 2020	Nov. 07, 2019
Property, Plant and Equipment
Property, Plant and Equipment, Gross				$ 382,746	$ 101,663
Total				382,746	101,663
Depreciation expense				0	0	$ 0
Purchase of property, plant and equipment	$ 20,000
Capital assets exchanged for equity					23,200
Proceeds from the sale of capital assets					2,396
Gain on disposal of fixed assets		$ 2,300			2,346
Merger Agreement With Diamond Peak Holdings Corp [Member]
Property, Plant and Equipment
Property acquired in business combination					23,200		$ 23,200
GM
Property, Plant and Equipment
Purchase of property, plant and equipment			$ 1,200
GM | Note Payable to GM
Property, Plant and Equipment
Note Payable issued								$ 20,000
Amount outstanding							$ 20,800
Land
Property, Plant and Equipment
Property, Plant and Equipment, Gross				326	326
Buildings
Property, Plant and Equipment
Property, Plant and Equipment, Gross				6,223	6,223
Machinery and equipment
Property, Plant and Equipment
Property, Plant and Equipment, Gross				38,608	38,443
Vehicles
Property, Plant and Equipment
Property, Plant and Equipment, Gross				465	142
Construction in progress
Property, Plant and Equipment
Property, Plant and Equipment, Gross				$ 337,124	$ 56,529
Purchase of property, plant and equipment			$ 1,200